SEMIANNUAL REPORT




                                    SOVEREIGN
                                 U.S. GOVERNMENT
                                   INCOME FUND














                               John Hancock Funds



                                NOVEMBER 30, 1998

           John Hancock Funds - Sovereign U.S. Government Income Fund

                                    Trustees
                             Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                               William J. Cosgrove
                                Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                                William F. Glavin
                                 Anne C. Hodsdon
                                  John A. Moore
                              Patti McGill Peterson
                                 John W. Pratt*
                               Richard S. Scipione
                        * Members of the Audit Committee
                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                 Anne C. Hodsdon
                                 President,Chief
                              Operating Officer and
                            Chief Investment Officer
                                 Osbert M. Hood
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                      Vice President and Compliance Officer
                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109



           John Hancock Funds - Sovereign U.S. Government Income Fund

Statement of Assets and Liabilities
November 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

Assets:
     Investments at value - Note C:
                            United States government and agencies securities
                                                       (cost - $375,613,705)                                   $386,509,710
                            Joint repurchase agreement (cost -  $34,245,000)                                     34,245,000
                            Corporate savings account                                                                   368
                                                                                                         -------------------
                                                                                                                420,755,078

     Receivable for investments sold                                                                                930,060
     Receivable for shares sold                                                                                       7,046
     Interest receivable                                                                                          4,419,813
     Receivable for futures variation margin - Note A                                                                55,781
     Other assets                                                                                                    41,656
                                                                                                         -------------------
                                                                              Total Assets                      426,209,434
                                                                              ----------------------------------------------
Liabilities:
     Payable for investments purchased                                                                           54,388,682
     Payable for shares repurchased                                                                                  26,556
     Dividend payable                                                                                               156,767
     Payable to John Hancock Advisers, Inc.
                            and affiliates - Note B                                                                 347,744
     Accounts payable and accrued expenses                                                                            1,548
                                                                                                         -------------------
                                                                              Total Liabilities                  54,921,297
                                                                              ----------------------------------------------
Net Assets:
     Capital paid-in                                                                                            399,581,704
     Accumulated net realized loss on investments and financial future contracts                                (39,029,995)
     Net unrealized appreciation of investments and financial future contracts                                   10,936,760
     Distributions in excess of net investment income                                                              (200,332)
                                                                                                         ===================
                                                                              Net Assets                       $371,288,137
                                                                              ==============================================
Net Asset Value Per Share:
     (Based on net  assets  and  shares of  beneficial  interest  outstanding  -
     unlimited number of shares authorized with no par value)
     Class A -  $284,386,267 / 28,135,580                                                                            $10.11
     =======================================================================================================================
     Class B -  $86,901,870 / 8,597,583                                                                              $10.11
     =======================================================================================================================
Maximum Offering Price Per Share*
     Class A - ($ 10.11 x 104.71%)                                                                                   $10.59
     =======================================================================================================================
     * On single  retail  sales of less than  $100,000.  On sales of $100,000 or more and on group sales the offering price is reduced.



                     John Hancock Funds - Sovereign U.S. Government Income Fund

Statement of Operations
Six months ended November 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------

Investment Income:
   Interest                                                                              $ 13,399,450
                                                                      --------------------------------

   Expenses:
   Investment management fee - Note B                                                         936,004
   Distribution and service fee - Note B
     Class A                                                                                  430,257
     Class B                                                                                  437,815
   Transfer agent fee - Note B                                                                452,010
   Custodian fee                                                                               47,421
   Printing                                                                                    37,433
   Financial services fee - Note B                                                             27,959
   Registration and filing fees                                                                21,645
   Miscellaneous                                                                                7,954
   Auditing fee                                                                                 3,426
   Trustees' fees                                                                               2,365
   Legal fees                                                                                   1,246
                                                                      --------------------------------
                 Total Expenses                                                             2,405,535
                 -------------------------------------------------------------------------------------
                 Net Investment Income                                                     10,993,915
                 -------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
and Financial Future Contracts:
   Net realized gain on investments sold                                                    5,703,221
   Net realized gain on financial futures contracts                                         2,027,268
   Change in net unrealized appreciation/depreciation
    of investments                                                                           (594,925)
   Change in net unrealized appreciation/depreciation
     of financial futures contracts                                                            32,765
                                                                      --------------------------------
                 Net Realized and Unrealized Gain on
                 Investments and Financial Futures Contracts                                7,168,329
                 -------------------------------------------------------------------------------------
                 Net Increase in Net Assets
                 Resulting from Operations                                               $ 18,162,244
                 =====================================================================================





                John Hancock Funds - Sovereign U.S. Government Income Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                              YEAR ENDED    NOVEMBER 30, 1998
                                                            MAY 31, 1998      (UNAUDITED)
                                                           ---------------- ----------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income                                        $24,465,938      $10,993,915
  Net realized gain on investments sold and financial            2,936,186        7,730,489
  futures contracts
  Change in net unrealized appreciation/depreciation of         11,373,422         (562,160)
  investments and financial futures contracts
                                                           ---------------- ----------------
    Net Increase in Net Assets Resulting from Operations        38,775,546       18,162,244
                                                           ---------------- ----------------

Distributions to Shareholders:
  Dividends from net investment income
    Class A - ($0.6364 and $0.3047 per share, respectively)    (19,290,057)      (8,663,166)
    Class B - ($0.5689 and $0.2694 per share, respectively)     (5,223,588)      (2,334,908)
                                                           ---------------- ----------------
    Total Distributions to Shareholders                        (24,513,645)     (10,998,074)
                                                           ---------------- ----------------

From Fund Share Transactions - Net*                            (45,269,176)      (3,807,381)
                                                           ---------------- ----------------

Net Assets:
  Beginning of period                                          398,938,623      367,931,348
                                                           ---------------- ----------------
  End of period (including distributions in excess of net
  investment income of $196,173 and $200,332, respectively)   $367,931,348     $371,288,137
                                                           ================ ================




* Analysis of Fund Share Transactions:


                                                                                 SIX MONTHS ENDED
                                                            YEAR ENDED           NOVEMBER 30, 1998
                                                           MAY 31, 1998           (UNAUDITED)
                                        --------------------------------------------------------
CLASS A                                   SHARES       AMOUNT         SHARES         AMOUNT
                                        ----------- -------------- -------------- --------------
    Shares sold                          1,581,221    $15,573,019      2,069,301    $20,835,845
    Shares issued to shareholders in
    reinvestment of distributions        1,562,529     15,369,047        690,033      6,948,476
                                        ----------- -------------- -------------- --------------
                                         3,143,750     30,942,066      2,759,334     27,784,321
    Less shares repurchased             (6,008,099)   (59,106,595)    (3,401,559)   (34,259,174)
                                        =========== ============== ============== ==============
    Net decrease                        (2,864,349)  ($28,164,529)      (642,225)   ($6,474,853)
                                        =========== ============== ============== ==============
CLASS B
   Shares sold                           1,106,741    $10,958,277      3,039,656    $30,674,944
   Shares issued to shareholders in
   reinvestment of distributions           285,916      2,811,860        125,831      1,267,660
                                        ----------- -------------- -------------- --------------
                                         1,392,657     13,770,137      3,165,487     31,942,604
   Less shares repurchased              (3,137,772)   (30,874,784)    (2,898,159)   (29,275,132)
                                        =========== ============== ============== ==============
   Net increase (decrease)              (1,745,115)  ($17,104,647)       267,328     $2,667,472
                                        =========== ============== ============== ==============



                                         John Hancock Funds - Sovereign U.S. Government Income Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
 ..............................................


                                                                                  PERIOD FROM                    SIX MONTHS ENDED
                                              YEAR ENDED OCTOBER 31,            NOVEMBER 1, 1996    YEAR ENDED   NOVEMBER 30, 1998
                                              ----------------------            ----------------    ----------   -----------------

                                         1993      1994      1995      1996    TO MAY 31, 1997 (5)  MAY 31, 1998    (UNAUDITED)
                                         ----      ----      ----      ----    -------------------  ------------    -----------



CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period $ 10.29  $ 10.89     $ 9.24   $ 10.01         $ 9.75           $ 9.56           $ 9.92
                                          -----    -----      ------   ------        ----------       ---------        ----------
   Net Investment Income                   0.68(1)  0.65       0.65      0.64 (1)      0.37 (1)          0.64 (1)         0.30 (1)
   Net Realized and Unrealized Gain
   (Loss) on Investments and Financial     0.61    (1.34)      0.77     (0.26)        (0.19)             0.36             0.19
   Futures Contracts                      -----    -----      ------   ------        ----------       ---------        ----------
        Total from Investment Operations   1.29    (0.69)      1.42      0.38          0.18              1.00             0.49
                                          -----    -----      ------   ------        ----------       ---------        ----------

  Less Distribution:
    Dividends from Net Investment Income  (0.68)   (0.65)     (0.65)    (0.64)        (0.36)            (0.64)           (0.30)
    Distributions form Net Realized Gain  (0.01)   (0.31)        -         -             -                -                 -
    on Investments sold
    Distributions from Capital Paid-In      -        -           -         -          (0.01)              -                 -
                                          -----    -----      ------    ------      ----------        ---------        ----------
        Total Distributions               (0.69)   (0.96)     (0.65)    (0.64)        (0.37)            (0.64)           (0.30)
                                          -----    -----      ------    ------      ----------        ---------        ----------
   Net Asset Value, End of Period       $ 10.89   $ 9.24     $ 10.01   $ 9.75        $ 9.56           $  9.92          $ 10.11
                                          =====    =====      ======   ======       ==========        =========        ==========
   Total Investment Return at Net Asset   12.89%   (6.66%)     15.90%    4.02%         1.92%(3)         10.68%            5.07%(3)
   Value(2)

Ratios and Supplemental Data
   Net Assets, End of Period           $375,416 $315,372    $370,966 $330,162     $ 302,589         $ 285,336        $ 284,386
   (000s omitted)
   Ratio of Expenses to Average Net       1.30%    1.23%       1.17%    1.15%         1.17%(4)           1.14%           1.12%(4)
   Assets
   Ratio of Net Investment Income to      6.47%    6.62%       6.76%    6.58%         6.69%(4)           6.48%           6.04%(4)
   Average Net Assets
   Portfolio Turnover Rate                 273%     127%         94%     143%           88%               148%            138%



CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period$ 10.28  $ 10.88$       9.23  $ 10.00        $ 9.74             $ 9.56          $ 9.92
                                         -----    -----       ------   ------      ----------         ---------       ----------
   Net Investment Income                  0.66(1)  0.61        0.60     0.58 (1)      0.33               0.57 (1)        0.27 (1)
   Net Realized and Unrealized Gain
   (Loss) on Investments and Financial
   Futures Contracts                      0.61    (1.34)       0.77    (0.26)        (0.18)              0.36            0.19
                                         -----    -----       ------   ------      ----------         ---------       ----------
        Total from Investment Operations  1.27    (0.73)       1.37     0.32          0.15               0.93            0.46
                                         -----    -----       ------   ------      ----------         ---------       ----------

  Less Distribution:
    Dividends from Net Investment Income (0.66)   (0.61)      (0.60)   (0.58)        (0.32)             (0.57)          (0.27)
    Distributions form Net Realized Gain (0.01)   (0.31)         -        -             -                  -               -
    on Investments Sold
    Distributions from Capital Paid-In     -        -            -        -          (0.01)                -               -
                                         -----    -----       ------   ------      ----------         ---------       ----------
        Total Distributions              (0.67)   (0.92)      (0.60)   (0.58)        (0.33)             (0.57)          (0.27)
                                         -----    -----       ------   ------      ----------         ---------       ----------
   Net Asset Value, End of Period      $ 10.88   $ 9.23     $ 10.00   $ 9.74        $ 9.56             $ 9.92         $ 10.11
                                         =====    =====       ======   ======      ==========         =========       ==========
   Total Investment Return at Net Asset  12.66%  (7.05%)      15.27%    3.33%         1.61%(3)           9.93%           4.70%(3)
   Value (2)


Ratios and Supplemental Data
   Net Assets, End of Period (000s    $244,133 $196,899    $130,824 $112,228       $96,349            $82,596        $ 86,902
   omitted)
   Ratio of Expenses to Average Net      1.51%    1.64%       1.72%    1.82%         1.86%(4)           1.83%           1.82%(4)
   Assets
   Ratio of Net Investment Income to     6.23%    6.19%       6.24%    5.91%         5.99%(4)           5.79%           5.33%(4)
   Average Net Assets
   Portfolio Turnover Rate                273%     127%         94%     143%           88%               148%            138%

(1) Based on the average of shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) Annualized.
(5) Effective May 31, 1997, the fiscal year end changed from October 31 to May 31.




Schedule of Investments
November 30, 1998 (Unaudited)
--------------------------------------------

                                                                              PAR VALUE
                                        INTEREST         MATURITY              (000s     MARKET
ISSUER, DESCRIPTION                       RATE            DATE                OMMITTED)   VALUE
                                     ----------------  ------------          ---------------------


U.S. GOVERNMENT AND AGENCIES SECURITIES
Government - U.S. (33.54%)
United States Treasury,
Bond                                          10.750%  08-15-05              $ 4,335  $ 5,800,100
Bond                                          12.000   08-15-13               29,900   45,751,784
Bond                                           9.250   02-15-16               14,450   20,986,313
Bond                                           8.125   08-15-19               19,100   25,695,421
Bond                                           5.250   11-15-28                4,000    4,111,240
Note                                           8.875   02-15-99               22,000   22,185,680
                                                                                      ------------
                                                                                      124,530,538
                                                                                      ------------

Government - U.S. Agencies (70.56%)
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                           10.500   02-01-03                1,950    1,987,502
30 Yr Pass Thru Ctf                            9.500   08-01-16                8,844    9,499,222
CMO REMIC 34-C                                 9.000   11-15-19                1,720    1,731,049
CMO REMIC 1142-H                               7.950   12-15-20                5,680    5,729,992
CMO REMIC 1603-K                               6.500   10-15-23                5,000    5,012,500
CMO REMIC 1608-L                               6.500   09-15-23                5,000    5,110,900
CMO REMIC 1617-PM                              6.500   11-15-23               10,000   10,253,100
CMO REMIC 1727-I                               6.500   05-15-24                5,000    5,053,100
Deb                                            8.190   10-06-04                3,500    3,574,935
Deb                                            6.700   03-03-08                1,000      996,410
Federal National Mortgage Assn.,
10 Yr Pass Thru Ctf                            9.050   04-10-00                2,000    2,102,820
10 Yr Pass Thru Ctf                            8.900   06-12-00                5,000    5,278,100
15 Yr Pass Thru Ctf                            9.000   02-01-10                3,984    4,151,553
15 Yr Pass Thru Ctf+                           6.000   03-01-11 to 10-01-13   49,113   49,174,302
15 Yr Pass Thru Ctf                            6.500   05-01-13               14,140   14,343,390
CMO REMIC 1994-60-PJ                           7.000   04-25-24                6,100    6,294,407
CMO REMIC 1994-75-K                            7.000   04-25-24                3,100    3,208,500
CMO REMIC 1996-28-PK                           6.500   07-25-25                7,589    7,620,113
CMO REMIC G-8-E                                9.000   04-25-21                4,018    4,298,380
CMO REMIC X-225C-TK                            6.500   12-25-23                5,032    5,109,040
Medium Term Note                               7.230   03-30-06                3,000    3,016,410
Government National Mortgage Assn.,
30 Yr Adjustable Rate Mortgage                7.000#   10-20-22 to 10-20-23   10,427   10,540,264
30 Yr Pass Thru Ctf+                           6.000   10-01-28               18,500   18,326,470
30 Yr Pass Thru Ctf                            6.500   02-15-27 to 10-15-28   40,009   40,429,085
30 Yr Pass Thru Ctf                            7.500   08-15-23 to 2-15-26    17,860    8,119,453
30 Yr Pass Thru Ctf                            8.000   01-15-25                5,370    5,599,557
30 Yr Pass Thru Ctf                            9.000   08-15-16 to 12-15-17   15,812    6,243,884
Small Business Administration,
Pass Thru Ctf Ser 97-B                         7.100   02-01-17                4,725    4,971,718
Pass Thru Ctf Ser 97-D                         7.500   04-01-17                4,676    4,997,503
Pass Thru Ctf Ser 97-E                         7.300   05-01-17                2,342    2,486,253
Tennessee Valley Authority,
Note Ser D                                     8.250   04-15-42                5,305    6,719,260
                                                                                     ------------
                                                                                      261,979,172
                                                                                     ------------

TOTAL U.S. GOVERNMENT AND AGENCIES SECURITIES (104.10%)
(Cost $375,613,705)                                                                   386,509,710
                                                                                     ------------








                                                                    PAR VALUE
                                        INTEREST                      (000s     MARKET
ISSUER, DESCRIPTION                       RATE                       OMMITTED)   VALUE
                                     ----------------                ---------------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.22%)
Investment in a joint repurchase agreement
transaction with Toronto Dominion Securities USA, Inc. -
Dated 11-30-98, due 12-01-98 (secured by U.S. Treasury
Bills, 4.49% thru 4.54% due 10-14-99 thru 11-12-99,
U.S. Treasury Bonds, 8.125% thru 12.00% due
08-15-13 thru 08-15-19, and U.S. Treasury Notes,
5.25% thru 8.75%, due 07-31-99 thru 05-15-08)-
Note A                                         5.370 %             $  34,245  $34,245,000
                                                                              ------------

Corporate Savings Account (0.00%)
Investors Bank & Trust Company
Daily Interest Savings Account
Current Rate 4.350%                                                                   368
                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (9.22%)                                           34,245,368
                                                                              ------------
TOTAL INVESTMENTS (113.32%)                                                   420,755,078
                                                                              ------------
OTHER ASSETS AND LIABILITIES, NET (13.32%)                                    (49,466,941)
                                                                              ------------
TOTAL NET ASSETS (100.00%)                                                  $ 371,288,137
                                                                              ============



NOTES TO THE SCHEDULE OF INVESTMENTS
# Represents rate in effect on November 30, 1998.
+These securities having an aggregate value of $54,371,470 or 14.64% of the Fund's net assets have been purchased on a when issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The
Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $57,555,817 of U.S. Treasury Bond, 8.125% thru 12.00%, due
08-15-13 thru 08-15-19,  and U.S. Treasury Note,  8.875%,  due 02-15-99 has been segregated to cover the when issued commitments. The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES
John Hancock Strategic Series (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Sovereign U.S. Government Income Fund (the "Fund"), and John Hancock Strategic Income Fund. The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide as high a level of income as is consistent with long-term total return by investing in securities issued, guaranteed or otherwise backed by the United States government, its agencies or instrumentalities. The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

     Significant accounting policies of the Fund are as follows:
VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $44,586,657 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows:
May  31,  2002 -  $12,665,411,  May  31,  2003 -  $26,193,155,  May  31,  2004 -
$3,597,046  and May 31, 2005 -  $2,131,045.  The Fund's tax  year-end is May 31.
Expired capital loss carryforwards are reclassified to capital paid-in in the year of expiration. Additionally, net capital losses of $266,692 attributable to security transactions incurred after October 31, 1997 are treated as arising on the first day (June 1, 1998) of the Fund's taxable year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis. The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $800 million, collectively. Interest is charged to each fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the lines of credit, is allocated among the participating funds. The Fund had no borrowing activity for the period ended November 30, 1998.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.
         When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.
         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.
         At November 30, 1998 there were the following open positions in financial futures contracts:


                                                        UNREALIZED
EXPIRATION        OPEN CONTRACTS         POSITION      APPRECIATION
----------        --------------         --------      ------------

MAR 99          105 TREASURY NOTES         LONG          $38,015
                                                          ======

At November 30, 1998, the Fund had deposited in a segregated account, $825,000, par value of U.S. Treasury Bond, 9.25%, 02-15-16 to cover margin requirements on open financial futures contracts.

OPTIONS Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.
         The Fund may use option contracts to manage its exposure to the stock market. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

         The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.
         Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.
              At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.
         There were no written option transactions for the period ended November 30, 1998.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, and (b) 0.45% of the Fund's average daily net asset value in excess of $500,000,000.
                  John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, act as a distributor for shares of the Fund. For the period ended November 30, 1998, net sales charges received on sales of Class A shares of the Fund amounted to $86,047. Of this amount, $11,520 was retained and used for printing prospectuses, advertising, sales literature, and other purposes, $9,437 was paid as sales commissions to unrelated broker-dealers and $65,090 was paid as sales commissions to sales personnel of Signator Investors, a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company (JHMLICo"), is the indirect sole shareholder of Signator Investors.
         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended November 30, 1998 the contingent deferred sales charges received by JH Funds amounted to $89,755.
         In addition, to reimburse JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances
         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.
         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.
         Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At November 30, 1998, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $2,740.

NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of obligations of the U.S. government and its agencies, other than short-term securities, during the period ended November 30, 1998 aggregated $523,406,835 and $505,482,780, respectively.
         The cost of investments owned at November 30, 1998 (excluding corporate savings account) for federal income tax purposes was $409,860,582. Gross unrealized appreciation and depreciation of investments aggregated $11,954,057 and $1,059,929, respectively, resulting in net unrealized appreciation of $10,894,128.

NOTE D -
REORGANIZATION
On November 11, 1998, the shareholders of the Fund approved a proposed tax-free merger between the Fund and John Hancock Government Income Fund ("Government Income Fund"). The reorganization will provide for a transfer of substantially all the assets and liabilities of the Fund to the Government Income Fund. After the transaction and as of the close of business on December 4, 1998, the Fund will be terminated.